Annual Total Returns - FidelityNewYorkMunicipalIncomeFund-RetailPRO - FidelityNewYorkMunicipalIncomeFund-RetailPRO - Fidelity New York Municipal Income Fund - Fidelity New York Municipal Income Fund	Mar. 30, 2024
Bar Chart Table:
Annual Return 2014	9.41%
Annual Return 2015	3.74%
Annual Return 2016	0.13%
Annual Return 2017	5.30%
Annual Return 2018	0.49%
Annual Return 2019	7.73%
Annual Return 2020	4.15%
Annual Return 2021	2.75%
Annual Return 2022	(10.42%)
Annual Return 2023	7.50%